Other revenues	12 Months Ended
Dec. 31, 2020
Other revenues
8 Other revenues
in	2020	2019	2018
Other revenues (CHF million)
Noncontrolling interests without SEI	0	0	(2)
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(254)	232	228
Other investments	769	1,141	337
Other	786	959	799
Other revenues	1,293	2,570	1,397
Negative other revenues from equity method investments of CHF  254 million primarily reflected an impairment of CHF  414 million relating to the Group’s equity investment in York. It also included a gain of CHF  268 million from the second and final step of the combination of InvestLab and Allfunds Group in the first quarter of 2020 as well as a revaluation gain of CHF  127 million from the Group’s equity investment in Allfunds Group in the fourth quarter of 2020.
Other revenues from other investments in 2020 of CHF  769 million included a revaluation gain of CHF  158 million from the Group’s equity investment in SIX Swiss Exchange (SIX) Group AG as well as a revaluation gain of CHF  134 million from the Group’s equity investment in Pfandbriefbank. In 2019 other investments of CHF  1,141 million included a revaluation gain of CHF  498 million from the Group’s equity investment in SIX Group AG as well as CHF  327 million from the first closing of the transfer of InvestLab to Allfunds Group.
> Refer to “Note 18 – Other investments” for further information.

Bank
Other revenues
8 Other revenues
in	2020	2019	2018
Other revenues (CHF million)
Loans held-for-sale	(34)	(14)	(4)
Long-lived assets held-for-sale	26	252	39
Equity method investments	(255)	230	221
Other investments	769	1,142	335
Other	1,009	1,183	906
Other revenues	1,515	2,793	1,497
> Refer to “Note 8 – Other revenues” and “Note 18 – Other investments” in VI – Consolidated financial statements – Credit Suisse Group for further information.